INTANGIBLE ASSETS (Details) (Rights [Member], USD $)	Sep. 30, 2014	Sep. 30, 2013
Rights [Member]
Land use rights	$ 186,317	$ 185,614
Less: Accumulated amortization	32,605	27,594
Total	$ 153,712	$ 158,020